Commitments and Contingencies (Details)			1 Months Ended			6 Months Ended
	Jan. 06, 2020 USD ($)	Jan. 06, 2020 CNY (¥)	Jan. 28, 2021 CNY (¥)	Jan. 27, 2021 USD ($)	Jan. 27, 2021 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Oct. 21, 2019 USD ($)	Oct. 21, 2019 CNY (¥)
Commitments and Contingencies (Details) [Line Items]
Operating expense						$ 65,372	$ 114,816
Hengmao Power Battery [Member]
Commitments and Contingencies (Details) [Line Items]
Contract payment								$ 139,613	¥ 958,805.4
Hengmao Power Battery shall [Member]
Commitments and Contingencies (Details) [Line Items]
Accrued interests	$ 156,177	¥ 1,072,560	¥ 958,805
Accrued interests and attorney’s fees				$ 156,177	¥ 1,072,560